Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Short-term investments
Schedule of Short-Term Investments

(In thousands)	December 31, 2020	December 31, 2021
Time deposits	68,828	62,379
Investments in financial instruments (note)	48,993	53,273
Total	117,821	115,652

Note:

The investments were issued by commercial banks in the PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.